Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Spear Alpha ETF | Spear Alpha ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.65%	87.63%	(44.81%)